Convertible Preferred Stock and Stockholder's Equity (Deficit) - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 11, 2019	Mar. 06, 2019	Mar. 05, 2019	Apr. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Temporary Equity And Stockholders Equity [Line Items]
Convertible preferred stock, shares outstanding						18,670,328		17,510,045
Preferred stock, shares authorized					5,000,000
Preferred stock, shares issued					0
Preferred stock, shares outstanding					0
Common Stock
Temporary Equity And Stockholders Equity [Line Items]
Fractional shares issued in reverse stock split					45	45
Conversion of stock, common stock issued			18,670,259
Issuance of common stock upon net exercise of warrants	101,744			29,887	180,952
Convertible Preferred Stock
Temporary Equity And Stockholders Equity [Line Items]
Convertible preferred stock, shares outstanding			18,670,259			18,670,328	17,579,720	17,510,045	14,605,589
Fractional shares issued in reverse stock split					69
Related Party Common Stock Warrants
Temporary Equity And Stockholders Equity [Line Items]
Warrants exercised price					$ 2.196	$ 2.196
Initial Public Offering | Common Stock Warrants Related to Convertible Preferred Stock Warrants
Temporary Equity And Stockholders Equity [Line Items]
Common stock warrants issued		54,903
Adjustments to additional paid in capital		$ 0.8
Issuance of common stock upon net exercise of warrants				49,321
Initial Public Offering | Related Party Common Stock Warrants
Temporary Equity And Stockholders Equity [Line Items]
Common stock warrants exercised		91,446
Warrants exercised price		$ 17.00
Common stock issued upon exercise of common stock warrants		79,632